Other Income (Expenses) (Tables)	12 Months Ended
Sep. 30, 2025
Other Income (Expenses) [Abstract]
Schedule of Other Income (Expenses)
	For the year ended September 30,
	2023	2024	2025
Foreign exchange gains/ (losses)	118,508	156,937	(138,223)
Miscellaneous income	1,859	16	-
Total	$120,367	$156,953	$(138,223)